S-K 1603, SPAC Sponsor; Conflicts of Interest - shares	Jan. 16, 2026	Oct. 24, 2025
spac [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Peter Ondishin	Inflection Point Acquisition Corp. III	SPAC	Chief Financial Officer
Justin Di Rezze	None	N/A	N/A
Erica Dorfman	Brex Inc.	Financial Management	Senior Vice President, Global Financial Products
Alex Elias	Qloo Inc.	AI software	Founder and Chief Executive Officer
Nicole Seligman	Intuitive Machines, Inc.	Space technology, infrastructure, and services	Director
	MeiraGTx Holdings PLC	Gene therapy	Director
	Schwarzman Animal Medical Center (New York)	Nonprofit	Co-Chair of the Board of Trustees
	The Doe Fund	Nonprofit	Chair of the Board

Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
spac [Line Items]
Number of Shares Used, Adjustment (in Shares)		27,598,083
Ordinary Shares Offered [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
spac [Line Items]
Number of Shares Used, Adjustment (in Shares)		25,300,000